Jack-Up Rigs - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Jack Up Rigs [Abstract]
Accumulated depreciation, jack-up rigs	$ 538.0		$ 538.0		$ 482.6
Depreciation related to property, plant and equipment	$ 0.4	$ 0.4	$ 0.8	$ 0.8